INCOME TAXES (Details) - USD ($)	Mar. 31, 2019	Mar. 31, 2018
Income Tax Disclosure [Abstract]
Net loss carryforward	$ 817,000	$ 182,500
Valuation allowance	(817,000)	(182,500)
Total deferred tax assets	$ 0	$ 0